Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Beginning balance	$ 726,156	$ 724,932
Goodwill resulting from acquisitions	16,706	2,350
Goodwill adjustments made during fiscal 2022	(193)
Foreign currency translation adjustment		(1,126)
Ending balance	$ 742,669	$ 726,156